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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: September 30, 2007

              Check here if Amendment [ ]; Amendment Number: ______
             This Amendment (Check only one.): [ ] is a restatement.
                         [ ] adds new holdings entries.

              INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

                     Name:    Fidelity National Financial, Inc.
                     Address: 601 Riverside Avenue
                              Jacksonville, FL 32204

                       Form 13F File Number: 28-11785

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

           Name:  Anthony J. Park
           Title: Chief Financial Officer
                  (Principal Financial and Accounting Officer)
           Phone: (904) 854-8100

                     SIGNATURE, PLACE, AND DATE OF SIGNING:

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


(s) Anthony J. Park                     Jacksonville, Florida  November 14, 2007
--------------------------------------      [City, State]          [Date]
[Signature]
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                         REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

               LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:

                            FORM 13F FILE NUMBER NAME

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                              FORM 13F SUMMARY PAGE

REPORT SUMMARY:

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
Number of Other Included Managers:            None
Form 13F Information Table Entry Total:         32
Form 13F Information Table Value Total:   $111,287
                                        (thousands)
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LIST OF OTHER INCLUDED MANAGERS:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None.
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                                 FORM 13F REPORT

          NAME OF REPORTING MANAGER: FIDELITY NATIONAL FINANCIAL, INC.

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                                                                VALUE      SHARES/   SH/  PUT/  INVSTMT   OTHER    VOTING AUTHORITY
NAME OF ISSUER                    TITLE OF CLASS    CUSIP      (X1000)    PRN AMT    PRN  CALL  DSCRETN  MANAGERS SOLE  SHARED  NONE
NORTHGATE MINERALS CORP.             COMMON       666416-10-2   10,934    3,850,000   SH        DEFINED            x
ALLEGHENY ENERGY INC                 COMMON       017361-10-6    8,607      164,700   SH        DEFINED            x
TESORO CORPORATION                   COMMON       881609-10-1    6,719      146,000   SH        DEFINED            x
WAL-MART STORES INC                  COMMON       931142-10-3    6,548      150,000   SH        DEFINED            x
GLACIER BANCORP INC.                 COMMON       37637Q-10-5    6,255      277,736   SH        DEFINED            x
HEWLETT PACKARD CO.                  COMMON       428236-10-3    6,244      125,400   SH        DEFINED            x
SEASPAN CORP.                        COMMON       Y75638-10-9    6,087      185,000   SH        DEFINED            x
NYSE EURONEXT                        COMMON       629491-10-1    5,938       75,000   SH        DEFINED            x
NTN BUZZTIME INC.                    COMMON       629410-30-9    5,515    6,644,611   SH        DEFINED            x
IMPERIAL OIL LIMITED                 COMMON       453038-40-8    4,465       90,100   SH        DEFINED            x
ING GROEP N.V.                       COMMON       456837-10-3    4,444      100,300   SH        DEFINED            x
BANK OF NEW YORK MELLON              COMMON       064058-10-0    4,110       93,113   SH        DEFINED            x
ALBEMARLE CORPORATION                COMMON       012653-10-1    3,571       80,800   SH        DEFINED            x
NEWMONT MINING CORP                  COMMON       651639-10-6    3,131       70,000   SH        DEFINED            x
UNDER ARMOUR INC.                    COMMON       904311-10-7    2,991       50,000   SH        DEFINED            x
TELECOM CORP. OF NEW ZEALAND LTD.    COMMON       879278-20-8    2,822      166,400   SH        DEFINED            x
DISNEY (WALT) CO.                    COMMON       254687-10-6    2,751       80,000   SH        DEFINED            x
OWENS CORNING                        COMMON       690742-10-1    2,505      100,000   SH        DEFINED            x
CONTINENTAL AIRLINES INC.            COMMON       210795-30-8    2,230       67,500   SH        DEFINED            x
AMR CORP                             COMMON       001765-10-6    2,229      100,000   SH        DEFINED            x
MICRON TECHNOLOGY INC                COMMON       595112-10-3    2,218      199,800   SH        DEFINED            x
CORNELL COMPANIES INC.               COMMON       219141-10-8    2,207       93,700   SH        DEFINED            x
NISSAN MOTOR LTD                     COMMON       654744-40-8    1,871       93,493   SH        DEFINED            x
INTEL CORP                           COMMON       458140-10-0    1,810       70,000   SH        DEFINED            x
OPTIONSXPRESS HOLDINGS INC.          COMMON       684010-10-1    1,729       66,141   SH        DEFINED            x
SARA LEE CORP.                       COMMON       803111-10-3    1,669      100,000   SH        DEFINED            x
RELIANT ENERGY, INC.                 COMMON       75952B-10-5    1,667       65,100   SH        DEFINED            x
AMERICAN RESTAURANT GROUP INC        COMMON       029309-80-4       10        1,000   SH        DEFINED            x
UNIVERSAL CORP VA                    COMMON       913456-10-9       10          200   SH        DEFINED            x
Landamerica Finl Group, Inc.         COMMON       514936-10-3        1           37   SH        DEFINED            x
COMCAST CORP NEW                     COMMON       20030N-10-1        0            1   SH        DEFINED            x
TITLE DATA INC                       COMMON       88835#-10-2        -          200   SH        DEFINED            x


                                                               111,287   13,306,332
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